Inventories	6 Months Ended
Jun. 30, 2026
Inventories
Inventories
8.	Inventories

The inventories balance is presented net of the allowance for inventory losses.

	June 30,	December 31,
	2026	2025
	(Unaudited)
Crude oil (1)	4,440	3,311
Materials for goods production	3,216	3,258
Fuels and petrochemicals	2,920	2,040
	10,576	8,609
(1)	As of June 30, 2025, the crude oil inventory includes 1,220,261 barrels (2025: 478,225 barrels) of crude oil in transit by Ecopetrol US Trading and Ecopetrol Trading Asia. Revenue associated with these barrels is not recognized until the performance obligation with client (delivery at the point defined in the contract) is satisfied.